Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS
Cash and cash equivalents	$ 254,743	$ 109,509	$ 27,057
Accounts receivable	47,026	8,678	172
Other current assets	4,489	594
Deferred tax asset	1,543
Total current assets	307,801	118,781	27,229
Oil and natural gas properties, successful efforts method
Unproved properties	1,169,813	926,812	99,671
Proved oil and gas properties, net	397,154	88,932
Proved properties	461,768	97,528	6,986
Accumulated depreciation, depletion and amortization	(64,614)	(8,596)	(404)
Total oil and natural gas properties, net	1,566,967	1,015,744	106,253
Other property and equipment, net	7,129	2,340
Total property and equipment, net	1,574,096	1,018,084	106,253
OTHER NONCURRENT ASSETS
Debt issuance cost, net	6,488	6,570
Other assets	300	88	40
Total other noncurrent assets	6,788	6,658	40
TOTAL ASSETS	1,888,685	1,143,523	133,522
CURRENT LIABILITIES
Accounts payable	130,319	29,368	3,934
Accrued capital expenditures	39,350	19,200	826
Accrued liabilities	12,487	4,940	1,663
Accrued interest payable	10,576	20,294
Accrued liabilities-related party		1,951	382
Total current liabilities	192,732	75,753	6,805
NONCURRENT LIABILITIES
Debt, net of unamortized discount	413,419	389,247
Credit facility	0	0
Pension liabilities	715	1,497
Asset retirement obligations	10,050	9,055	13
Deferred taxes	85,833
Total noncurrent liabilities	510,017	399,799	13
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY AND PARTNERS' CAPITAL
Partners' capital		666,803	126,704
Preferred stock, 50,000 shares authorized, No shares issued and outstanding at September 30, 2014 and December 31, 2013
Common stock, $0.01 par value, 1,000,000 authorized, 160,000 issued and outstanding at September 30, 2014. No shares authorized, issued, or outstanding at December 31, 2013	1,600
Additional paid in capital	1,390,848
Accumulated deficit	(206,322)
Accumulated other comprehensive income (loss)	(190)	1,168
Total stockholders' equity and partners' capital	1,185,936	667,971	126,704
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY AND PARTNERS' CAPITAL	$ 1,888,685	$ 1,143,523	$ 133,522